Segment Information - Schedule of Breakdown of Sales by Destination (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Net sales
Net sales from continuing operations	$ 61,332	$ 67,610	$ 69,368
United States of America [Member]
Net sales
Net sales from continuing operations	7,554	6,081	7,925
PRC [Member]
Net sales
Net sales from continuing operations	18,314	22,448	22,121
United Kingdom [Member]
Net sales
Net sales from continuing operations	10,453	10,917	11,985
Hong Kong [Member]
Net sales
Net sales from continuing operations	6,385	6,908	8,225
Europe [Member]
Net sales
Net sales from continuing operations	9,286	12,546	10,016
Canada [Member]
Net sales
Net sales from continuing operations	5,086	3,882	2,988
Others [Member]
Net sales
Net sales from continuing operations	$ 4,254	$ 4,828	$ 6,108